DESCRIPTION OF BUSINESS (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023	Dec. 22, 2022	Nov. 24, 2022	Oct. 07, 2022	Jul. 31, 2022
IfrsStatementLineItems [Line Items]
Description of production process	As a pioneer in the use of technologies that result in the possibility of stacking the tailings generated in the iron ore production process, CSN Mineração has had its iron ore production, since January 2020, 100% independent of tailings dams. After significant investments in recent years to increase the level of reliability, decharacterization and dry stacking, CSN Mineração has moved towards a scenario in which 100% of its waste goes through a dry filtration process and is arranged in geotechnically controlled piles, in areas exclusively intended for stacking.
Increase in capital		R$ 2,383,276
Percentage of sale						100.00%
Shares issued						6,381,908
Percentage of equivalent						66.23%
Number of common shares issued				1,271
Number of preferred shares issued				338
Companhia Florestal do Brasil [member]
IfrsStatementLineItems [Line Items]
Percentage of interest			99.00%
Companhia Energetica Chapeco [Member]
IfrsStatementLineItems [Line Items]
Percentage of interest					100.00%